Condensed Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Redeemable Convertible Preferred Stock.	Common Stock	Additional Paid-in Capital	Accumulated Deficit Cumulative Effect Adjustment	Accumulated Deficit	Cumulative Effect Adjustment	Total
Balance at the beginning at Dec. 31, 2018	$ 420,989
Balance at the beginning (in shares) at Dec. 31, 2018	69,613,562
Balance at the end at Dec. 31, 2019	$ 420,989						$ 420,989
Balance at the end (in shares) at Dec. 31, 2019	69,613,562						69,613,562
Balance at the beginning at Dec. 31, 2018		$ 1	$ 27,108		$ (234,289)		$ (207,180)
Balance at the beginning (in shares) at Dec. 31, 2018		5,006,326
Equity
Proceeds from the exercise of stock options			1,218				$ 1,218
Proceeds from the exercise of stock options (in shares)		620,831					620,831
Net loss					(85,422)		$ (85,422)
Stock-based compensation			4,457				4,457
Balance at the end (ASU 2016-02) at Dec. 31, 2019				$ (1,861)		$ (1,861)
Balance at the end at Dec. 31, 2019		$ 1	32,783		(321,572)		(288,788)
Balance at the end (in shares) at Dec. 31, 2019		5,627,157
Balance at the end at Mar. 31, 2020	$ 420,989
Balance at the end (in shares) at Mar. 31, 2020	69,613,562
Equity
Proceeds from the exercise of stock options			175				175
Proceeds from the exercise of stock options (in shares)		148,159
Net loss					(17,674)		(17,674)
Stock-based compensation			1,182				1,182
Balance at the end at Mar. 31, 2020		$ 1	34,140		(339,246)		(305,105)
Balance at the end (in shares) at Mar. 31, 2020		5,775,316
Balance at the beginning at Dec. 31, 2019	$ 420,989						$ 420,989
Balance at the beginning (in shares) at Dec. 31, 2019	69,613,562						69,613,562
Balance at the end at Sep. 30, 2020	$ 420,989
Balance at the end (in shares) at Sep. 30, 2020	69,613,562
Balance at the beginning (ASU 2016-02) at Dec. 31, 2019				(1,861)		(1,861)
Balance at the beginning at Dec. 31, 2019		$ 1	32,783		(321,572)		$ (288,788)
Balance at the beginning (in shares) at Dec. 31, 2019		5,627,157
Equity
Net loss							(50,312)
Balance at the end at Sep. 30, 2020		$ 1	36,484		(371,884)		(335,399)
Balance at the end (in shares) at Sep. 30, 2020		5,788,877
Balance at the beginning at Dec. 31, 2019	$ 420,989						$ 420,989
Balance at the beginning (in shares) at Dec. 31, 2019	69,613,562						69,613,562
Balance at the end at Dec. 31, 2020	$ 420,989						$ 420,989
Balance at the end (in shares) at Dec. 31, 2020	69,613,562						69,613,562
Balance at the beginning (ASU 2016-02) at Dec. 31, 2019				$ (1,861)		$ (1,861)
Balance at the beginning at Dec. 31, 2019		$ 1	32,783		(321,572)		$ (288,788)
Balance at the beginning (in shares) at Dec. 31, 2019		5,627,157
Equity
Proceeds from the exercise of stock options			301				$ 301
Proceeds from the exercise of stock options (in shares)		195,239					195,239
Net loss					(66,524)		$ (66,524)
Stock-based compensation			4,694				4,694
Balance at the end at Dec. 31, 2020		$ 1	37,778		(388,096)		(350,317)
Balance at the end (in shares) at Dec. 31, 2020		5,822,396
Balance at the beginning at Mar. 31, 2020	$ 420,989
Balance at the beginning (in shares) at Mar. 31, 2020	69,613,562
Balance at the end at Jun. 30, 2020	$ 420,989
Balance at the end (in shares) at Jun. 30, 2020	69,613,562
Balance at the beginning at Mar. 31, 2020		$ 1	34,140		(339,246)		(305,105)
Balance at the beginning (in shares) at Mar. 31, 2020		5,775,316
Equity
Proceeds from the exercise of stock options			48				48
Proceeds from the exercise of stock options (in shares)		11,761
Net loss					(14,878)		(14,878)
Stock-based compensation			1,114				1,114
Balance at the end at Jun. 30, 2020		$ 1	35,302		(354,124)		(318,821)
Balance at the end (in shares) at Jun. 30, 2020		5,787,077
Balance at the end at Sep. 30, 2020	$ 420,989
Balance at the end (in shares) at Sep. 30, 2020	69,613,562
Equity
Proceeds from the exercise of stock options			12				12
Proceeds from the exercise of stock options (in shares)		1,800
Net loss					(17,760)		(17,760)
Stock-based compensation			1,170				1,170
Balance at the end at Sep. 30, 2020		$ 1	36,484		(371,884)		(335,399)
Balance at the end (in shares) at Sep. 30, 2020		5,788,877
Balance at the beginning at Dec. 31, 2020	$ 420,989						$ 420,989
Balance at the beginning (in shares) at Dec. 31, 2020	69,613,562						69,613,562
Balance at the end at Mar. 31, 2021	$ 420,989
Balance at the end (in shares) at Mar. 31, 2021	69,613,562
Balance at the beginning at Dec. 31, 2020		$ 1	37,778		(388,096)		$ (350,317)
Balance at the beginning (in shares) at Dec. 31, 2020		5,822,396
Equity
Proceeds from the exercise of stock options			206				206
Proceeds from the exercise of stock options (in shares)		116,149
Net loss					(20,301)		(20,301)
Stock-based compensation			2,528				2,528
Issuance of warrants in conjunction with debt			2,360				2,360
Balance at the end at Mar. 31, 2021		$ 1	42,872		(408,397)		(365,524)
Balance at the end (in shares) at Mar. 31, 2021		5,938,545
Balance at the beginning at Dec. 31, 2020	$ 420,989						$ 420,989
Balance at the beginning (in shares) at Dec. 31, 2020	69,613,562						69,613,562
Balance at the end (in shares) at Sep. 30, 2021							0
Balance at the beginning at Dec. 31, 2020		$ 1	37,778		(388,096)		$ (350,317)
Balance at the beginning (in shares) at Dec. 31, 2020		5,822,396
Equity
Proceeds from the exercise of stock options (in shares)							188,006
Net loss							$ (69,062)
Balance at the end at Sep. 30, 2021		$ 10	533,009		(457,158)		75,861
Balance at the end (in shares) at Sep. 30, 2021		103,003,384
Balance at the beginning at Mar. 31, 2021	$ 420,989
Balance at the beginning (in shares) at Mar. 31, 2021	69,613,562
Balance at the end at Jun. 30, 2021	$ 420,989
Balance at the end (in shares) at Jun. 30, 2021	69,613,562
Balance at the beginning at Mar. 31, 2021		$ 1	42,872		(408,397)		(365,524)
Balance at the beginning (in shares) at Mar. 31, 2021		5,938,545
Equity
Proceeds from the exercise of stock options			30				30
Proceeds from the exercise of stock options (in shares)		5,204
Net loss					(17,198)		(17,198)
Stock-based compensation			2,930				2,930
Balance at the end at Jun. 30, 2021		$ 1	45,832		(425,595)		$ (379,762)
Balance at the end (in shares) at Jun. 30, 2021		5,943,749
Redeemable convertible preferred Stock
Conversion of redeemable convertible preferred stock into common stock in connection with the Merger and related PIPE financing	$ (420,989)
Conversion of redeemable convertible preferred stock into common stock in connection with the Merger and related PIPE financing (in shares)	(69,613,562)
Balance at the end (in shares) at Sep. 30, 2021							0
Equity
Proceeds from the exercise of stock options			360				$ 360
Proceeds from the exercise of stock options (in shares)		99,624
Conversion of redeemable convertible preferred stock into common stock in connection with the Merger and related PIPE financing		$ 7	420,982				420,989
Conversion of redeemable convertible preferred stock into common stock in connection with the Merger and related PIPE financing (in shares)		69,613,562
The merger and related PIPE financing, net of transaction costs and acquired liabilities		$ 2	209,478				209,480
Public warrants assumed upon the merger, net of transaction costs			13,912				13,912
Issuance of common stock upon the Merger and related PIPE Financing, net of issuance costs (in shares)		27,346,449
Net loss					(31,563)		(31,563)
Stock-based compensation			1,877				1,877
Contingent consideration liability recognized upon closing of the reverse recapitalization			159,432				159,432
Balance at the end at Sep. 30, 2021		$ 10	$ 533,009		$ (457,158)		$ 75,861
Balance at the end (in shares) at Sep. 30, 2021		103,003,384